Debt - Schedule of Long-Term Debt Instruments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 06, 2021
Debt Instrument [Line Items]
Debt discount	$ (2,750)	$ (2,905)	$ (3,494)
Total debt	153,767	153,612	153,023
Less: current debt	0	0	0
Total long-term debt	153,767	153,612	153,023
ABL Borrowings
Debt Instrument [Line Items]
Long-term debt, gross	$ 0	$ 0	0
ABL Borrowings | Secured Overnight Financing Rate (SOFR) | Minimum
Debt Instrument [Line Items]
Variable rate (as a percent)	1.50%	1.50%
ABL Borrowings | Secured Overnight Financing Rate (SOFR) | Maximum
Debt Instrument [Line Items]
Variable rate (as a percent)	2.00%	2.00%
ABL Borrowings | Credit Adjustment Spread | Minimum
Debt Instrument [Line Items]
Variable rate (as a percent)	0.11448%	0.11448%
ABL Borrowings | Credit Adjustment Spread | Maximum
Debt Instrument [Line Items]
Variable rate (as a percent)	0.42826%	0.42826%
ABL Borrowings | Base Rate | Minimum
Debt Instrument [Line Items]
Variable rate (as a percent)	0.50%	0.50%
ABL Borrowings | Base Rate | Maximum
Debt Instrument [Line Items]
Variable rate (as a percent)	1.00%	1.00%
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Long-term debt, gross	$ 156,517	$ 156,517	$ 156,517
Weighted Average Interest Rate	7.875%	7.875%		7.875%